Analysis of changes in net debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of analysis of changes in net debt

	At		Other	At
	1 Jan 2021	Cash flows	changes	31 Dec 2021
	£	£	£	£
Cash and cash equivalents	8,298,069	4,666,340	(2,539)	12,961,870
Debt due within one year	(1,186,222)	(400,557)	(9,042,704)	(10,629,483)
Debt due after one year	(9,057,705)	—	9,057,705	—

	(1,945,858)	4,265,783	12,462	2,332,387

	At		Other	At
	1 Jan 2020	Cash flows	changes	31 Dec 2020
	£	£	£	£
Cash and cash equivalents	7,057,488	1,250,687	(10,106)	8,298,069
Debt due within one year	(1,511,044)	1,221,874	(897,052)	(1,186,222)
Debt due after one year	(9,683,832)	—	626,127	(9,057,705)

	(4,137,388)	2,472,561	(281,031)	(1,945,858)